Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000012098 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	15.10%
C000012098 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	6.40%
C000012098 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	6.30%
C000012098 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	5.70%
C000012098 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	5.00%
C000012098 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012098 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012098 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012098 | Eli Lilly & Co., , , 0
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012098 | Tesla, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.90%
C000012098 | Information Technology
Holdings [Line Items]
Percent of Total Investments	49.40%
C000012098 | Communication Services
Holdings [Line Items]
Percent of Total Investments	14.20%
C000012098 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.50%
C000012098 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.90%
C000012098 | Financials
Holdings [Line Items]
Percent of Total Investments	6.10%
C000012098 | Health Care
Holdings [Line Items]
Percent of Total Investments	5.30%
C000012098 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012098 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012098 | Materials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012098 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012098 | Energy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012101 | Sandisk Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012101 | Seagate Technology Holdings plc, , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012101 | Western Digital Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012101 | Marvell Technology, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012101 | Corning, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012101 | Vertiv Holdings Co., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012101 | Newmont Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012101 | Quanta Services, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012101 | Howmet Aerospace, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012101 | Williams Cos., Inc. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012101 | Information Technology
Holdings [Line Items]
Percent of Total Investments	17.40%
C000012101 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012101 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.80%
C000012101 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.90%
C000012101 | Financials
Holdings [Line Items]
Percent of Total Investments	13.30%
C000012101 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.10%
C000012101 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.40%
C000012101 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012101 | Materials
Holdings [Line Items]
Percent of Total Investments	6.00%
C000012101 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.50%
C000012101 | Energy
Holdings [Line Items]
Percent of Total Investments	7.40%
C000012193 | Sandisk Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012193 | Seagate Technology Holdings plc, , , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012193 | Western Digital Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012193 | Marvell Technology, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012193 | Corning, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012193 | Vertiv Holdings Co., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012193 | Quanta Services, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012193 | Howmet Aerospace, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012193 | Johnson Controls International plc, , , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012193 | Ciena Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012193 | Information Technology
Holdings [Line Items]
Percent of Total Investments	28.40%
C000012193 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012193 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.50%
C000012193 | Industrials
Holdings [Line Items]
Percent of Total Investments	27.70%
C000012193 | Financials
Holdings [Line Items]
Percent of Total Investments	9.70%
C000012193 | Health Care
Holdings [Line Items]
Percent of Total Investments	7.40%
C000012193 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012193 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012193 | Materials
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012193 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012193 | Energy
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012197 | Lumentum Holdings, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012197 | ATI, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012197 | ITT, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012197 | RBC Bearings, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012197 | Revolution Medicines, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012197 | MACOM Technology Solutions Holdings, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012197 | API Group Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012197 | Lattice Semiconductor Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012197 | Clean Harbors, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012197 | Sterling Infrastructure, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012197 | Information Technology
Holdings [Line Items]
Percent of Total Investments	20.70%
C000012197 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.90%
C000012197 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.60%
C000012197 | Industrials
Holdings [Line Items]
Percent of Total Investments	26.70%
C000012197 | Financials
Holdings [Line Items]
Percent of Total Investments	10.10%
C000012197 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.30%
C000012197 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012197 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.00%
C000012197 | Materials
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012197 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012197 | Energy
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012198 | CF Industries Holdings, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012198 | Ovintiv, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012198 | TD SYNNEX Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012198 | Viatris, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012198 | Alcoa Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012198 | Annaly Capital Management, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012198 | Moderna, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012198 | Everest Group Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012198 | Host Hotels & Resorts, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012198 | APA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012198 | Information Technology
Holdings [Line Items]
Percent of Total Investments	6.30%
C000012198 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012198 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.80%
C000012198 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.10%
C000012198 | Financials
Holdings [Line Items]
Percent of Total Investments	23.60%
C000012198 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.90%
C000012198 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012198 | Real Estate
Holdings [Line Items]
Percent of Total Investments	9.10%
C000012198 | Materials
Holdings [Line Items]
Percent of Total Investments	7.10%
C000012198 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012198 | Energy
Holdings [Line Items]
Percent of Total Investments	7.00%
C000012079 | Equinix, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	9.30%
C000012079 | Welltower, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	8.20%
C000012079 | Prologis, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	7.70%
C000012079 | American Tower Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	7.50%
C000012079 | Simon Property Group, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	5.80%
C000012079 | Digital Realty Trust, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.90%
C000012079 | Public Storage, , , 0
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012079 | Realty Income Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012079 | Ventas, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012079 | Crown Castle, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012079 | Specialized REITs
Holdings [Line Items]
Percent of Total Investments	44.50%
C000012079 | Residential REITs
Holdings [Line Items]
Percent of Total Investments	16.60%
C000012079 | Retail REITs
Holdings [Line Items]
Percent of Total Investments	14.70%
C000012079 | Health Care REITs
Holdings [Line Items]
Percent of Total Investments	12.30%
C000012079 | Industrial REITs
Holdings [Line Items]
Percent of Total Investments	9.10%
C000012079 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012079 | Office REITs
Holdings [Line Items]
Percent of Total Investments	1.10%